Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
INCOME TAXES

Note 13 — INCOME TAXES

Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, upon payments of dividends by the Company entities to their shareholders, no Cayman Islands withholding tax will be imposed. Accordingly, the Company does not accrue for taxes.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Company’s subsidiary incorporated in BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the BVI company to its respective shareholders, no BVI withholding tax will be imposed.

Singapore

The Company’s main operating subsidiary is incorporated in Singapore and is subject to income taxes on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant tax laws and regulations of Singapore. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Income tax expenses
Current income tax expenses	—	—	—
Deferred income tax expenses (benefit)	76,053	(12,860)	(10,111)
Income tax expenses (benefit)	76,053	(12,860)	(10,111)

Income (Loss) before tax	323,477	(520,973)	(409,603)
Singapore statutory income tax rate	17%	17%	17%
Income tax expenses (benefit) computed at statutory rate	54,991	(88,566)	(69,633)
Non-deductible expenses	3,948	2,285	1,797
Effect of different tax rates in other jurisdictions	—	73,421	57,725
Others	17,114	—	—
Income tax expenses (benefit)	76,053	(12,860)	(10,111)

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Deferred tax assets
Lease liabilities	66,845	46,633	36,664
Net operating loss carry-forwards	150,781	32,934	25,894
Allowance for credit losses	10,369	41,603	32,709
Depreciation	7,421	5,619	4,418
Deferred tax liabilities
Right-of-use assets	(66,416)	(46,337)	(36,431)
Unbilled revenue	(560,836)	(459,428)	(361,214)
Deferred tax liabilities, net	(391,836)	(378,976)	(297,960)

As the deferred tax assets and deferred tax liabilities are generated from the same entity, Springview (S), hence the deferred tax assets and deferred tax liabilities are eligible to net off with each other.